                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number: 811-881

                            Columbia Funds Trust III
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

  One Financial Center, Boston, Massachusetts                   02111
--------------------------------------------------------------------------------
   (Address of principal executive offices)                   (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
                      -------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698

Date of fiscal year end: 08/31/05

Date of reporting period: 02/28/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

[PHOTO]



                               COLUMBIA FEDERAL
                                SECURITIES FUND

                      Semiannual Report February 28, 2005

                     PRESIDENT'S MESSAGE
                                                  --------------------------
                           Columbia Federal Securities Fund

[PHOTO]



Dear Shareholder:

In 2004, Columbia Funds became part of the Bank of America family, one of the largest, most respected financial institutions in the United States. As a direct result of this merger, a number of changes are in the works that we believe may offer significant benefits for our shareholders. Plans are underway to combine various Nations Funds and Columbia Funds together to form a single fund family that covers a wide range of markets, sectors and asset classes under the management of talented, seasoned investment professionals. As a result, some funds will be merged in order to eliminate redundancies and fund management teams will be aligned to maximize performance potential. You will receive more detailed information about these proposed mergers, and you will be asked to vote on certain fund changes that may affect you and your account. In this matter, your timely response will help us to implement the changes in 2005.

The increased efficiencies we expect from a more streamlined offering of funds may help us reduce fees charged to the funds, because larger funds often benefit from size and scale of operations. For example, significant savings for the combined complex may result from the consolidation of certain vendor agreements. In fact, negotiations are currently underway to consolidate the transfer agency of all of our funds and to consolidate custodial services, each under a single vendor. We have reduced management fees for many funds as part of our settlement agreement (See Note 7 in the Notes to Financial Statements) with the New York Attorney General.

As a result of these changes, we believe we will offer shareholders an even stronger lineup of investment options, with management expenses that continue to be competitive and fair. What will not change as we enter this next phase of consolidation is our commitment to the highest standards of performance and our dedication to superior service. Change for the good has another name: it's called improvement. It helps move us forward, and we believe that it represents progress for all our shareholders in their quest for long-term financial success. In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund's manager or managers on key factors that influenced performance. We hope that you will read the manager reports carefully and discuss any questions you might have with your financial advisor. As always, we thank you for choosing Columbia Funds. We appreciate your continued confidence. And, we look forward to helping you keep your long-term financial goals on target in the years to come.

Sincerely,

/s/

Christopher Wilson
Head of Mutual Funds, Columbia Management

Christopher Wilson is Head of Mutual Funds for Columbia Management, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris serves as Columbia Management's liaison to the mutual fund boards of trustees. Chris joined Bank of America in August 2004.
Table of Contents


                        Fund Profile............... 1

                        Performance Information.... 2

                        Understanding Your Expenses 3

                        Economic Update............ 4

                        Portfolio Manager's Report. 5

                        Financial Statements....... 7

                          Investment Portfolio..... 8

                    Statement of Assets and Liabilities.. 13

                    Statement of Operations.............. 14

                    Statement of Changes in Net Assets... 15

                    Notes to Financial Statements........ 17

                    Financial Highlights................. 23

                  Columbia Funds......................... 27

                  Important Information
                  About This Report...................... 29


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.


                           --------------------------
                           Not FDIC May Lose Value
                           Insured  -----------------
                                    No Bank Guarantee
                           -        -----------------

                      FUND PROFILE
                                   -----------------------
                                         Columbia Federal
                                          Securities Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.
Average life breakdown as of 02/28/05 (%)

                                0-5 years   43.6
                                ----------------
                                5-10 years  40.2
                                ----------------
                                10-20 years  6.5
                                ----------------
                                20+ years    9.7
                                ----------------

Top 5 sectors as of 02/28/05 (%)

                    Mortgage-backed obligations         55.6
                    ----------------------------------------
                    Government agencies & obligations   45.9
                    ----------------------------------------
                    Asset-backed securities              7.2
                    ----------------------------------------
                    Corporate fixed-income bonds &
                      notes                              4.7
                    ----------------------------------------
                    Collateralized mortgage obligations  1.6
                    ----------------------------------------




Average life is the expected maturity of a bond and is calculated as a percentage of senior securities. Sector breakdown is calculated as a percentage of senior securities, excluding short-term obligations.
Management Style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.
Summary

.. For the six-month period ended February 28, 2005, the fund's class A shares returned 1.09% without sales charge.

.. The fund outpaced its benchmark, the Citigroup Government/Mortgage Index, and its peer group average, the Lipper General US Government Funds Category.

.. The fund's allocations to non-Treasury sectors, particularly mortgage bonds, and strong security selection aided performance.

                                  [FLOW CHART]

Class A shares                                1.09%
Citigroup Government/Mortgage Index           1.05%



                                   Objective
Seeks as high a level of current income and total return as is consistent with prudent risk.

                               Total net assets
                                $926.6 million

Management style

 LOGO

                  PERFORMANCE INFORMATION
                                                   ----------------------------
                             Columbia Federal Securities Fund

Performance of a $10,000 investment 03/01/95 - 02/28/05 ($)

                          sales charge: without  with
                          ----------------------------
                          Class A       18,448  17,572
                          ----------------------------
                          Class B       17,126  17,126
                          ----------------------------
                          Class C       17,320  17,320
                          ----------------------------
                          Class Z       18,731     N/A

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates. Value of a $10,000 investment 03/01/95 - 02/28/05

                                    [CHART]

               Columbia Federal        Columbia Federal         Citigroup
             Securities - Class A    Securities - Class A   Government/Mortgage
             Without Sales Charge      with sales charge          Index
             --------------------    --------------------    -------------------
                   10000                    9525                  10000
03/31/1995         10043                    9566                  10053
04/30/1995         10205                    9720                  10185
05/31/1995         10664                   10157                  10572
06/30/1995         10732                   10222                  10644
07/31/1995         10680                   10172                  10627
08/31/1995         10809                   10295                  10740
09/30/1995         10918                   10399                  10837
10/31/1995         11089                   10563                  10982
11/30/1995         11282                   10746                  11142
12/31/1995         11476                   10931                  11292
01/31/1996         11557                   11008                  11369
02/29/1996         11211                   10679                  11190
03/31/1996         11052                   10527                  11113
04/30/1996         10955                   10434                  11038
05/31/1996         10868                   10352                  11032
06/30/1996         11026                   10502                  11172
07/31/1996         11045                   10520                  11204
08/31/1996         10999                   10477                  11190
09/30/1996         11225                   10692                  11377
10/31/1996         11517                   10970                  11621
11/30/1996         11745                   11187                  11803
12/31/1996         11585                   11035                  11708
01/31/1997         11613                   11061                  11757
02/28/1997         11618                   11067                  11767
03/31/1997         11423                   10881                  11658
04/30/1997         11643                   11090                  11825
05/31/1997         11750                   11192                  11932
06/30/1997         11914                   11348                  12066
07/31/1997         12285                   11701                  12367
08/31/1997         12130                   11554                  12279
09/30/1997         12331                   11746                  12451
10/31/1997         12557                   11961                  12635
11/30/1997         12586                   11988                  12692
12/31/1997         12732                   12127                  12820
01/31/1998         12925                   12311                  12987
02/28/1998         12884                   12272                  12977
03/31/1998         12914                   12300                  13023
04/30/1998         12968                   12352                  13087
05/31/1998         13105                   12483                  13206
06/30/1998         13232                   12604                  13320
07/31/1998         13250                   12620                  13357
08/31/1998         13598                   12952                  13612
09/30/1998         14007                   13342                  13902
10/31/1998         13855                   13197                  13867
11/30/1998         13835                   13178                  13898
12/31/1998         13893                   13234                  13942
01/31/1999         13987                   13322                  14032
02/28/1999         13598                   12952                  13808
03/31/1999         13697                   13046                  13879
04/30/1999         13741                   13088                  13926
05/31/1999         13510                   12868                  13816
06/30/1999         13415                   12778                  13777
07/31/1999         13285                   12654                  13728
08/31/1999         13245                   12616                  13720
09/30/1999         13427                   12789                  13890
10/31/1999         13443                   12804                  13930
11/30/1999         13415                   12778                  13922
12/31/1999         13295                   12664                  13858
01/31/2000         13204                   12576                  13817
02/29/2000         13334                   12701                  14000
03/31/2000         13541                   12898                  14199
04/30/2000         13499                   12858                  14184
05/31/2000         13460                   12821                  14193
06/30/2000         13734                   13082                  14470
07/31/2000         13835                   13178                  14588
08/31/2000         14074                   13406                  14804
09/30/2000         14139                   13467                  14902
10/31/2000         14269                   13591                  15030
11/30/2000         14581                   13889                  15289
12/31/2000         14930                   14221                  15567
01/31/2001         15087                   14370                  15761
02/28/2001         15227                   14504                  15898
03/31/2001         15277                   14552                  15976
04/30/2001         15124                   14406                  15896
05/31/2001         15180                   14459                  15976
06/30/2001         15238                   14514                  16022
07/31/2001         15605                   14864                  16367
08/31/2001         15782                   15032                  16540
09/30/2001         16063                   15300                  16808
10/31/2001         16464                   15682                  17138
11/30/2001         16102                   15337                  16863
12/31/2001         15934                   15178                  16762
01/31/2002         16054                   15291                  16900
02/28/2002         16219                   15449                  17074
03/31/2002         15874                   15120                  16801
04/30/2002         16248                   15477                  17155
05/31/2002         16348                   15571                  17272
06/30/2002         16508                   15724                  17462
07/31/2002         16793                   15996                  17753
08/31/2002         17049                   16239                  18005
09/30/2002         17337                   16513                  18283
10/31/2002         17226                   16408                  18243
11/30/2002         17116                   16303                  18155
12/31/2002         17417                   16590                  18473
01/31/2003         17385                   16560                  18473
02/28/2003         17601                   16765                  18691
03/31/2003         17545                   16711                  18661
04/30/2003         17650                   16812                  18743
05/31/2003         17964                   17111                  19000
06/30/2003         17890                   17041                  18967
07/31/2003         17186                   16369                  18395
08/31/2003         17308                   16486                  18505
09/30/2003         17756                   16912                  18934
10/31/2003         17568                   16733                  18768
11/30/2003         17608                   16772                  18809
12/31/2003         17765                   16921                  18982
01/31/2004         17921                   17070                  19120
02/29/2004         18095                   17235                  19317
03/31/2004         18204                   17339                  19447
04/30/2004         17728                   16886                  18978
05/31/2004         17652                   16814                  18914
06/30/2004         17762                   16918                  19033
07/31/2004         17939                   17087                  19210
08/31/2004         18257                   17390                  19559
09/30/2004         18321                   17450                  19595
10/31/2004         18449                   17573                  19757
11/30/2004         18303                   17434                  19605
12/31/2004         18450                   17573                  19768
01/31/2005         18581                   17698                  19883
02/28/2005         18448                   17572                  19767



The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Citigroup Government/Mortgage Index is an unmanaged index that is a combination of the Citigroup Government Index and the Citigroup Mortgage Index. The government index tracks the performance of the Treasury and government-sponsored indices within the U.S. Broad Investment Grade (BIG) Bond Index. The Mortgage Index tracks the performance of the mortgage component of the BIG Bond Index, comprising 30- and 15-year GNMA, FNMA and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.
Average annual total return as of 02/28/05 (%)

    Share class                A             B             C          Z
    -----------------------------------------------------------------------
    Inception              03/30/84      06/08/92      08/01/97    01/11/99
    -----------------------------------------------------------------------
    Sales charge         without with  without with  without with  without
    -----------------------------------------------------------------------
    6-month (cumulative)  1.09   -3.71  0.72   -4.24  0.79   -0.20   1.21
    -----------------------------------------------------------------------
    1-year                1.99   -2.86  1.23   -3.67  1.38    0.40   2.24
    -----------------------------------------------------------------------
    5-year                6.72    5.68  5.93    5.61  6.09    6.09   6.98
    -----------------------------------------------------------------------
    10-year               6.32    5.80  5.53    5.53  5.65    5.65   6.48
    -----------------------------------------------------------------------

Average annual total return as of 12/31/04 (%)

     Share class                A             B            C          Z
     ---------------------------------------------------------------------
     Sales charge         without with  without with  without with without
     ---------------------------------------------------------------------
     6-month (cumulative)  3.87   -1.07  3.48   -1.52  3.56   2.56  3.99
     ---------------------------------------------------------------------
     1-year                3.85   -1.08  3.08   -1.91  3.23   2.23  4.11
     ---------------------------------------------------------------------
     5-year                6.77    5.74  5.98    5.66  6.14   6.14  7.04
     ---------------------------------------------------------------------
     10-year               6.83    6.31  6.04    6.04  6.15   6.15  6.99
     ---------------------------------------------------------------------

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. CLASS Z SHARES ARE SOLD AT NET ASSET VALUE WITH NO RULE 12B-1 FEES. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS.
Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.
Class C and class Z are newer classes of shares. Class C share performance information includes returns of the fund's class B shares for periods prior to the inception of class C shares. Class B shares would have substantially similar annual returns because class B and class C shares generally have similar expense structures. Class Z share performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These returns have not been adjusted to reflect any difference in expenses (such as Rule 12b-1 fees) between any of the predecessor shares and the newer classes of shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different. Class A shares were initially offered on March 30, 1984, class B shares were initially offered on June 8, 1992, class C shares were initially offered on August 1, 1997 and class Z shares were initially offered on January 11, 1999.

UNDERSTANDING YOUR EXPENSES
                                       ----------------------------------
                   Columbia Federal Securities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..  For shareholders who receive their account statements from Columbia Funds
   Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611

.. For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance

1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6

2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period
As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also continuing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/04 - 02/28/05

        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
         Actual     Hypothetical     Actual  Hypothetical Actual  Hypothetical
-------------------------------------------------------------------------------------------------
Class A 1,000.00      1,000.00      1,010.91   1,019.29    5.53       5.56            1.11
-------------------------------------------------------------------------------------------------
Class B 1,000.00      1,000.00      1,007.19   1,015.57    9.26       9.30            1.86
-------------------------------------------------------------------------------------------------
Class C 1,000.00      1,000.00      1,007.88   1,016.31    8.51       8.55            1.71
-------------------------------------------------------------------------------------------------
Class Z 1,000.00      1,000.00      1,012.10   1,020.53    4.29       4.31            0.86
-------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the Distributor not waived a portion of class C shares' expenses, class C shares' total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

                      ECONOMIC UPDATE
                                                -----------------------------
                          Columbia Federal Securities Fund

During the six-month period that began September 1, 2004, and ended February 28, 2005, the US economy grew at a healthy pace. Household spending expanded and business investment in equipment and software increased sharply. Fourth quarter gross domestic product (GDP) was originally estimated at 3.1%. However, it was revised to 3.8% once government statisticians discovered that the trade gap appeared to have been overstated. In fact, nearly all sectors that contribute to US GDP were revised higher.

Job growth dominated US economic news as the pace of new job creation picked up and more than two million jobs were created in 2004. January's payrolls came in somewhat below expectations, however generally solid advances are forecast for 2005.

Although consumer confidence declined early in this reporting period, it began to rebound late in 2004 in response to an improved labor market. For 2004, holiday sales were reported to be the strongest in five years as consumer confidence continued to lift spending, especially at high-end specialty stores and wholesale clubs.

Bonds deliver modest returns

As the Federal Reserve Board began to raise short-term interest rates, the bond market responded favorably. Yields on intermediate and long-term bonds edged lower -- and prices rose. However, in the last month of the period the 10-year Treasury yield rose sharply as economic news strengthened. As a result, bonds gave back much of their earlier gains. The Lehman Brothers Aggregate Bond Index returned a modest 1.26% for the period.

Municipal bonds outperformed taxable bonds as tax revenues increased for many states. Corporate bonds outperformed Treasury bonds, but high-yield bonds were the fixed income markets' best performers. The Merrill Lynch US High Yield, Cash Pay Index returned 7.32%. A relatively strong economy helped improve credit quality and the sector's high yields attracted investors seeking income.

Stocks pick up momentum

After a weak start, stock market performance picked up as employment news improved and uncertainty surrounding both US and Iraqi elections was resolved. A majority of the S&P 500 Index's 9.99% return was generated in the second half of the reporting period. The market gained ground in November and December after a decisive US presidential election. In January, concerns over the Iraqi elections, the pace of interest-rate hikes by the Federal Reserve Board (the
Fed) and some disappointing earnings guidance cooled the stock market's advance. However, after the Iraqi elections the stock market picked up again.

Higher short-term interest rates

The Fed made good on its announced intentions to raise the federal funds rate, a key short-term rate, at a measured pace. After four one-quarter percentage point increases, the fed funds rate stood at 2.50% at the end of the period./1/ The Fed indicated that it would continue to raise short-term interest rates in an effort to balance economic growth against inflationary pressures.

/1/The federal funds rate was increased to 2.75% on March 22, 2005.
Summary
For the six-month period ended February 28, 2005

..  Investment-grade bonds delivered modest gains. The Lehman Brothers Aggregate
   Bond Index returned 1.26%. High-yield bonds led the fixed income markets.
   The Merrill Lynch US High Yield, Cash Pay Index returned 7.32%.

                                  [FLOW CHART]

Lehman Index                                       1.26%
Merrill Lynch Index                                7.32%



.. After a weak start, stock prices bounced back in the second half of the period, helping the S&P 500 Index to a 9.99% gain. The Russell 1000 Index returned 10.82%.

                                  [FLOW CHART]

S&P Index                       9.99%
Russell 1000 Index             10.82%



The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, non-convertible investment-grade debt issues.
The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment grade corporate bonds.
The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks.
The Russell 1000 Index is an unmanaged index that tracks the performance of the 1,000 largest US companies, based on market capitalization.

                 PORTFOLIO MANAGER'S REPORT
                                                     --------------------------
                              Columbia Federal Securities Fund


For the six-month period ended February 28, 2005, Columbia Federal Securities Fund class A shares returned 1.09% without sales charge. The fund beat the Citigroup Government/Mortgage Index, which returned 1.05%. It also outperformed the average return of the Lipper General US Government Funds Category, which was 0.91%./1/ The fund benefited from a decision to emphasize mortgage bonds and other non-Treasury sectors, as well as strong security selection.

Government bonds faced headwinds from rising interest rates

With signs of steady economic improvement, the Federal Reserve Board (the Fed) began to raise short-term interest rates last summer. Over the six-month reporting period, the Fed increased the federal funds rate from 1.50% to 2.50%./2/ (The federal funds rate is the rate banks pay to borrow money from each other.) In anticipation of the Fed's rate hikes, the yield on the two-year Treasury climbed from 2.39% to 3.60%. As yields moved up, bond prices fell. Longer-term yields, however, held relatively steady as investors anticipated tame inflation to continue and strong demand for global savings. The yield on the 10-year Treasury, which is considered a benchmark for the government bond market, ended the period at 4.40% -- higher than its 4.12% starting point but reflecting a more modest increase than the yield change of bonds with shorter maturities.

Focus on mortgage bonds helped returns

Even though interest rates rose during the period, they remained relatively low. As a result, investors sought out sectors that offered a yield advantage over Treasuries. The fund also favored these sectors, and performance benefited accordingly. Over 55% of the fund's net assets were in mortgage-backed bonds, which performed well as interest rates rose gradually and investor demand remained strong. Late in the period, we took some profits, which modestly reduced the fund's mortgage stake.

Additional gains from other non-Treasury sectors

Asset-backed securities (ABS) and non-agency mortgage-backed bonds -- which together totaled about 8% of net assets -- also helped returns. The fund's focus was on high quality ABS, particularly those backed by payments from collateral such as credit card and home equity loans. ABS benefited as the yield difference between them and Treasury securities with comparable maturities narrowed during the period, causing the bonds' relative prices to appreciate. The fund also had a small stake in investment-grade corporate bonds, which generally performed well as the economy and corporate profits continued to grow.

/1/Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.
/2/The federal funds rate was increased to 2.75% on March 22, 2005.


Net asset value per share as of 02/28/05 ($)

                                 Class A 10.65
                                 -------------
                                 Class B 10.65
                                 -------------
                                 Class C 10.65
                                 -------------
                                 Class Z 10.65

Distributions declared per share 09/01/04 - 02/28/05 ($)

                                  Class A 0.22
                                  ------------
                                  Class B 0.18
                                  ------------
                                  Class C 0.19
                                  ------------
                                  Class Z 0.23

Portfolio duration (years)

                               As of 02/28/05 4.5
                               ------------------
                               As of 08/31/04 4.5
                               ------------------

SEC yields as of 02/28/05 (%)

                                  Class A 4.09
                                  ------------
                                  Class B 3.53
                                  ------------
                                  Class C 3.69
                                  ------------
                                  Class Z 4.55

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the SEC yields would have been lower.

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund


The fund kept a sizable but below-average stake in US Treasuries, whose returns trailed those of non-Treasury sectors. We primarily used Treasuries to manage the fund's sensitivity to interest-rate changes. The fund's duration was slightly longer than its peer group. (Duration is a measure of interest-rate sensitivity.) This modestly hampered returns as interest rates rose during the period. In addition, the fund's exposure to Treasuries with three- to five-year maturities detracted slightly from performance in an environment where short-term yields rose more than longer-term yields.

Monitoring changing environment for relative value

Bond yields at period end reflected expectations that short-term interest rates would continue to climb at a measured pace. Going forward, we plan to watch for changes in economic growth and monitor the outlook for inflation for indications that investors expect a shift in the pace of the Fed's moves. We recognize that the bond market is fluid and we will continue to evaluate the risk/return and supply/demand characteristics of different sectors to find the best relative value.

 [PHOTO] Ann T. Peterson Ann T. Peterson has managed or co-managed the fund since June 2000 and has been with the advisor and its predecessors or affiliate organizations since 1986.

                         /s/


Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa. Going forward, we plan to watch for changes in economic growth and monitor the outlook for inflation for indications that investors expect a shift in the pace of the Fed's moves.

FINANCIAL STATEMENTS
                              -------------------------------------------
February 28, 2005 (Unaudited)           Columbia Federal Securities Fund

                                      A guide to understanding your fund's financial statements
                                      ---------------------------------------------------------------------------
               Investment Portfolio   The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.
                                      ---------------------------------------------------------------------------
Statement of Assets and Liabilities   This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.
                                      ---------------------------------------------------------------------------
            Statement of Operations   This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.
                                      ---------------------------------------------------------------------------
 Statement of Changes in Net Assets   This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments)
                                      during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.
                                      ---------------------------------------------------------------------------
      Notes to Financial Statements   These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
                                      ---------------------------------------------------------------------------
               Financial Highlights   The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

INVESTMENT PORTFOLIO
                              ---------------------------------------------
February 28, 2005 (Unaudited)             Columbia Federal Securities Fund


Mortgage-Backed Obligations - 55.6%                                         Par ($)   Value ($)
---------------------------------------- ------------------------------ ----------- -----------
        Federal Home Loan Mortgage Corp. 2.858% 07/01/19 (a)                 53,455      53,213
                                         3.539% 02/01/18 (a)                 34,499      34,789
                                         3.568% 05/01/18 (a)                105,071     106,968
                                         7.500% 04/01/07 - 03/01/16          97,457     100,289
                                         8.000% 04/01/07 - 04/01/17       1,005,092   1,030,048
                                         8.500% 12/01/07 - 09/01/17         292,091     304,654
                                         8.750% 08/01/06 - 11/01/09         145,704     151,970
                                         9.000% 06/01/08 - 01/01/22         517,412     550,896
                                         9.250% 10/01/08 - 10/01/19         713,093     757,050
                                         9.500% 10/01/08 - 10/01/16         313,962     335,024
                                         9.750% 11/01/08 - 09/01/16         112,853     119,812
                                         10.000% 11/01/19                    54,792      61,780
                                         10.250% 01/01/09 - 11/01/13        280,818     300,401
                                         10.500% 11/01/09 - 04/01/21        446,610     492,519
                                         11.250% 09/01/05 - 12/01/15        350,465     382,413
                                         11.500% 02/01/15                    41,370      45,845
                                         TBA
                                         5.000% 03/17/20 (b)            116,215,000 117,050,353
                                         5.500% 03/14/35 (b)             80,000,000  80,750,000
                                         ------------------------------ ----------- -----------
   Federal National Mortgage Association 3.125% 11/01/19 (a)                  3,528       3,620
                                         3.252% 07/01/27 (a)                 37,637      38,489
                                         3.455% 08/01/19 (a)                 29,085      29,551
                                         3.500% 06/01/19 (a)                 23,348      23,992
                                         3.620% 07/01/20 (a)                 19,349      19,511
                                         3.666% 06/01/20 (a)                 49,854      50,273
                                         3.928% 03/01/18 (a)                209,192     211,954
                                         4.133% 12/01/17 (a)                 27,575      28,100
                                         5.130% 12/01/31 (a)                 74,885      75,174
                                         6.000% 12/01/08 - 08/01/34     132,583,878 136,168,547
                                         6.500% 10/01/07 - 06/01/29       1,189,223   1,242,268
                                         7.000% 11/01/07 - 02/01/27         759,989     803,891
                                         7.500% 02/01/06 - 12/01/23         380,482     404,759
                                         8.000% 07/01/08 - 06/01/33       6,760,502   7,267,561
                                         8.250% 05/01/08 - 09/01/11         114,453     118,540
                                         8.500% 09/01/07 - 09/01/21         696,607     722,995
                                         9.000% 06/01/07 - 06/01/22       1,814,276   1,901,444
                                         9.500% 12/01/06 - 07/01/17         134,779     141,770
                                         10.000% 09/01/05 - 10/01/06         47,617      48,587
                                         10.500% 03/01/14 - 12/01/15        254,916     275,235
                                         11.000% 08/01/15 - 12/01/15        114,703     125,420
                                         TBA
                                         5.000% 03/17/20 - 03/17/35 (b)  41,000,000  40,950,292
                                         5.500% 03/17/20 (b)              6,800,000   6,963,622
                                         6.500% 03/17/20 - 04/13/35 (b)  84,500,000  88,129,261
                                         ------------------------------ ----------- -----------
Government National Mortgage Association 3.375% 05/20/22 - 06/20/23 (a)     106,256     107,871
                                         3.750% 08/20/22 (a)                  9,150       9,240
                                         6.500% 06/15/23 - 02/15/29       2,849,923   3,000,919
                                         7.000% 03/15/22 - 10/15/29       5,843,193   6,204,822
                                         7.500% 04/15/06 - 03/15/07          56,649      58,371
                                         8.000% 06/15/05 - 07/15/23         263,885     285,642
                                         8.500% 11/20/22                     99,466     109,071
                                         8.750% 12/15/21                    118,242     130,868
                                         8.850% 01/15/19 - 07/15/19         199,345     220,917
                                         9.000% 08/15/08 - 02/15/25       2,311,482   2,514,302

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             February 28, 2005 (Unaudited)       Columbia Federal
                                                  Securities Fund

Mortgage-Backed Obligations - (continued)                                                         Par ($)   Value ($)
---------------------------------------------------------------------------------------------- ---------- -----------
Government National Mortgage Association - (continued) 9.250% 09/15/16 - 12/15/21                 431,232     480,492
                                                       9.500% 06/15/09 - 01/20/25                 831,160     899,727
                                                       10.000% 07/15/05 - 07/20/18                 25,959      28,701
                                                       10.500% 02/15/10 - 08/15/21              2,198,967   2,498,817
                                                       10.625% 05/15/10                            12,269      13,400
                                                       11.000% 12/15/09 - 03/15/21              1,106,409   1,226,248
                                                       11.500% 03/15/10 - 11/15/19              1,752,889   1,959,309
                                                       11.750% 07/15/13 - 07/15/15                 96,570     107,695
                                                       12.000% 07/15/11 - 02/20/16              2,090,389   2,346,176
                                                       12.250% 09/15/13 - 05/15/14                168,709     189,264
                                                       12.500% 04/15/10 - 11/20/15              2,143,989   2,407,393
                                                       13.000% 01/15/11 - 01/15/16                882,672     998,539
                                                       13.500% 05/15/10 - 06/15/15                480,737     548,943
                                                       14.000% 06/15/11 - 03/15/12                 14,700      16,607
                                                       14.500% 10/15/12                             9,309      10,742
                                                       15.000% 09/15/11 - 09/15/12                 58,442      67,689
                                                                                                          -----------

                                                       Total Mortgage-Backed Obligations
                                                       (cost of $513,328,408)                             514,814,645

Government Agencies & Obligations - 45.9%

U.S. GOVERNMENT OBLIGATIONS - 45.9%
------------------------------------------------------ --------------------------------------- ---------- -----------
                                            AID-Israel 5.500% 04/26/24                         10,000,000  10,613,200
                                                       --------------------------------------- ---------- -----------
                                   U.S. Treasury Bonds 5.500% 08/15/28                         37,885,000  41,648,344
                                                       6.125% 11/15/27                          5,395,000   6,381,697
                                                       6.500% 11/15/26 (c)                     16,944,000  20,815,314
                                                       6.750% 08/15/26                         12,888,000  16,244,924
                                                       6.875% 08/15/25                          3,900,000   4,953,608
                                                       7.125% 02/15/23                         11,619,000  14,890,934
                                                       7.250% 08/15/22                         10,346,000  13,384,734
                                                       8.750% 08/15/20                         13,446,000  19,406,356
                                                       --------------------------------------- ---------- -----------
                                   U.S. Treasury Notes 1.875% 12/31/05                         58,775,000  58,143,639
                                                       4.625% 05/15/06                         19,059,000  19,342,655
                                                       4.875% 02/15/12                         18,880,000  19,672,809
                                                       5.000% 02/15/11                         51,440,000  53,879,388
                                                       5.875% 11/15/05                          9,105,000   9,279,634
                                                       6.125% 08/15/07                         20,672,000  21,857,415
                                                       6.500% 10/15/06 - 02/15/10              48,592,000  53,842,587
                                                       6.750% 05/15/05                          4,565,000   4,602,447
                                                       6.875% 05/15/06                         10,391,000  10,819,224
                                                       7.000% 07/15/06                         24,690,000  25,859,886
                                                                                                          -----------
                                                                        U.S. GOVERNMENT OBLIGATIONS TOTAL 425,638,795

                                                       Total Government Agencies & Obligations
                                                       (cost of $416,137,806)                             425,638,795

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             February 28, 2005 (Unaudited)       Columbia Federal
                                                  Securities Fund

Asset-Backed Securities - 7.2%                                                 Par ($)  Value ($)
--------------------------------------------------------------------------- ---------- ----------
                      Bank One Issuance Trust 2.700% 12/15/10 (a)           10,800,000 10,831,860
                                              ----------------------------- ---------- ----------
      Capital One Multi-Asset Execution Trust 2.840% 05/16/11 (a)           10,000,000 10,059,700
                                              ----------------------------- ---------- ----------
               Chase Credit Card Master Trust 2.700% 07/15/10 (a)           10,000,000 10,040,000
                                              ----------------------------- ---------- ----------
                  Chase Funding Mortgage Loan 5.587% 02/25/32                2,000,000  1,957,520
                                              5.850% 02/25/32                4,800,000  4,704,000
                                              6.150% 06/25/31                5,000,000  4,960,100
                                              6.899% 03/25/31                3,000,000  2,962,470
                                              ----------------------------- ---------- ----------
                   Green Tree Financial Corp. 7.850% 08/15/25                9,100,000  8,163,990
                                              ----------------------------- ---------- ----------
           MBNA Credit Card Master Note Trust 4.450% 08/15/16                5,000,000  4,749,100
                                              ----------------------------- ---------- ----------
               Preferred Mortgage Asset Trust 8.400% 09/25/12 (d)               36,133     36,134
                                              ----------------------------- ---------- ----------
          Residential Asset Mortgage Products 5.600% 12/25/33                5,500,000  5,423,220
                                              ----------------------------- ---------- ----------
Residential Funding Mortgage Securities, Inc. 6.460% 01/25/27                2,625,000  2,623,635
                                              6.650% 01/25/27                  742,322    741,253
                                                                                       ----------

                                              Total Asset-Backed Securities
                                              (cost of $68,428,884)                    67,252,982

Corporate Fixed-Income Bonds & Notes - 4.7%
--------------------------------------------- ----------------------------- ---------- ----------

BASIC MATERIALS - 1.2%
Chemicals - 0.6%
                             Dow Chemical Co. 6.125% 02/01/11                5,000,000  5,398,000
                                              ----------------------------- ---------- ----------
                                                                       Chemicals Total  5,398,000
Metals & Mining - 0.6%
                                  Alcoa, Inc. 6.000% 01/15/12                5,000,000  5,381,400
                                              ----------------------------- ---------- ----------
                                                                 Metals & Mining Total  5,381,400
                                                                                       ----------
                                                                 BASIC MATERIALS TOTAL 10,779,400

COMMUNICATIONS - 1.8%
Media - 1.2%
                                              ----------------------------- ---------- ----------
                            Gannett Co., Inc. 6.375% 04/01/12                5,000,000  5,522,300
                                              ----------------------------- ---------- ----------
                                 Viacom, Inc. 6.625% 05/15/11                5,000,000  5,476,400
                                              ----------------------------- ---------- ----------
                                                                           Media Total 10,998,700
Telecommunications - 0.6%
                                              ----------------------------- ---------- ----------
                 Verizon Global Funding Corp. 7.250% 12/01/10                5,000,000  5,642,700
                                              ----------------------------- ---------- ----------
                                                              Telecommunications Total  5,642,700
                                                                                       ----------
                                                                  COMMUNICATIONS TOTAL 16,641,400

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             February 28, 2005 (Unaudited)       Columbia Federal
                                                  Securities Fund

Corporate Fixed-Income Bonds & Notes - (continued)                                        Par ($)  Value ($)
--------------------------------------------- ----------------------------------------- --------- ----------

CONSUMER CYCLICAL - 0.6%
Retail - 0.6%
                                 Target Corp. 5.875% 03/01/12                           5,000,000  5,397,200
                                              ----------------------------------------- --------- ----------
                                                                                     Retail Total  5,397,200
                                                                                                  ----------
                                                                          CONSUMER CYCLICAL TOTAL  5,397,200

FINANCIALS - 1.1%
Diversified Financial Services - 1.1%
                                              ----------------------------------------- --------- ----------
                         Boeing Capital Corp. 6.500% 02/15/12                           5,000,000  5,526,100
                                              ----------------------------------------- --------- ----------
              General Motors Acceptance Corp. 7.000% 02/01/12                           5,000,000  4,978,900
                                              ----------------------------------------- --------- ----------
                                                             Diversified Financial Services Total 10,505,000
                                                                                                  ----------
                                                                                 FINANCIALS TOTAL 10,505,000

                                              Total Corporate Fixed-Income Bonds & Notes
                                              (cost of $40,359,334)                               43,323,000

Collateralized Mortgage Obligations - 1.6%
--------------------------------------------- ----------------------------------------- --------- ----------
                 Countrywide Home Loans, Inc. 6.000% 01/25/33                           2,325,678  2,340,888
                                              ----------------------------------------- --------- ----------
         First Horizon Asset Securities, Inc. 5.113% 10/25/33 (e)                       1,886,443  1,709,797
                                              ----------------------------------------- --------- ----------
             Residential Accredit Loans, Inc. 6.250% 03/25/17                           3,599,208  3,577,289
                                              ----------------------------------------- --------- ----------
Residential Funding Mortgage Securities, Inc. 6.500% 03/25/32                           1,862,868  1,869,382
                                              ----------------------------------------- --------- ----------
                Small Business Administration 7.600% 01/01/12                             364,299    384,334
                                              8.200% 10/01/11                             341,418    361,318
                                              8.250% 11/01/11                             833,637    883,930
                                              8.650% 11/01/14                             715,606    767,698
                                              8.850% 08/01/11                              93,543    100,174
                                              9.150% 07/01/11                             371,088    397,967
                                              ----------------------------------------- --------- ----------
                 Tryon Mortgage Funding, Inc. 7.500% 02/20/27 (f)                          51,435     51,435
                                              ----------------------------------------- --------- ----------
        Washington Mutual Mortgage Loan Trust 3.450% 01/25/40 (a)                       2,297,373  2,310,767
                                                                                                  ----------

                                              Total Collateralized Mortgage Obligations
                                              (cost of $14,789,683)                               14,754,979

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             February 28, 2005 (Unaudited)       Columbia Federal
                                                  Securities Fund

Short-Term Obligation - 21.2%                                                      Par ($)      Value ($)
----------------------------- ------------------------------------------------ ----------- -------------
                              Repurchase agreement with Greenwich Capital
                              dated 02/28/05, due 03/01/05 at 2.610%,
                              collateralized by U.S. Treasury Obligations with
                              various maturities to 10/15/13, market value of
                              $203,504,832 (repurchase proceeds $196,143,219)  196,129,000   196,129,000

                              Total Short-Term Obligation
                              (cost of $196,129,000)                                         196,129,000

                              Total Investments - 136.2%
                              (cost of $1,249,173,115) (g)                                 1,261,913,401

                              Other Assets & Liabilities, Net - (36.2)%                     (335,360,386)

                              Net Assets - 100.0%                                            926,553,015

                                   NOTES TO INVESTMENT PORTFOLIO:
                                (a)Floating rate note. The interest rate shown
                                   reflects the rate as of February 28, 2005.
                                (b)Security purchased on a delayed delivery
                                   basis.
                                (c)A portion of the security with a market
                                   value of $1,738,295 is pledged as collateral for open futures contracts.
                                (d)Security exempt from registration pursuant
                                   to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005 the value of this security represents less than 0.01% of net assets.
                                (e)Variable rate security. The interest rate
                                   shown reflects the rate as of February 28, 2005.
                                (f)Represents fair value as determined in good
                                   faith under procedures approved by the Board of Trustees.
                                (g)Cost for federal income tax purposes is
                                   $1,252,350,583.

At February 28, 2005, the Fund held the following open short futures contracts:
                                                                           Unrealized
                            Number of             Aggregate   Expiration  Appreciation
           Type             Contracts    Value    Face Value     Date    (Depreciation)
---------------------------------------------------------------------------------------
5-Year U.S. Treasury Notes     160    $17,300,000 $17,415,027   Mar-05      $115,027
10-Year U.S. Treasury Notes    143     15,855,125  15,809,533   Mar-05       (45,592)
U.S. Long Bonds                 64      7,190,000   7,178,648   Jun-05       (11,352)
                                                                            --------
                                                                            $ 58,083
                                                                            --------

                                   At February 28, 2005, the Fund held
                                   investments in the following sectors:

              SECTOR                               % OF NET ASSETS
              ----------------------------------------------------
              Mortgage-Backed Obligations                55.6%
              Government Agencies & Obligations          45.9
              Asset-Backed Securities                     7.2
              Corporate Fixed-Income Bonds & Notes        4.7
              Collateralized Mortgage Obligations         1.6
              Short-Term Obligation                      21.2
              Other Assets & Liabilities, Net           (36.2)
                                                        -----
                                                        100.0%
                                                        -----

                            ACRONYM NAME
                              TBA   To Be Announced

See Accompanying Notes to Financial Statements.

          STATEMENT OF ASSETS AND LIABILITIES
                                              -----------------------
          February 28, 2005 (Unaudited)             Columbia Federal
                                                     Securities Fund

                                                                                              ($)
------------------------- -------------------------------------------------------- -------------
                   Assets Investments, at cost (including repurchase agreement)    1,249,173,115
                                                                                   -------------
                          Investments, at value                                    1,065,784,401
                          Repurchase agreement                                       196,129,000
                                                                                   -------------
                          Total investments, at value                              1,261,913,401
                          Receivable for:
                            Investments sold                                             311,706
                            Fund shares sold                                             146,166
                            Interest                                                   3,976,562
                            Futures variation margin                                     191,769
                            Dollar roll fee income                                     1,503,469
                          Deferred Trustees' compensation plan                            49,282
                                                                                   -------------
                             Total Assets                                          1,268,092,355
                          -------------------------------------------------------- -------------
              Liabilities Payable to custodian bank                                      311,511
                          Payable for:
                            Investments purchased on a delayed delivery basis        336,950,822
                            Fund shares repurchased                                    1,997,265
                            Distributions                                              1,087,455
                            Investment advisory fee                                      364,987
                            Transfer agent fee                                           375,600
                            Pricing and bookkeeping fees                                  37,129
                            Custody fee                                                   16,825
                            Distribution and service fees                                271,603
                          Deferred Trustees' fees                                         49,282
                          Other liabilities                                               76,861
                                                                                   -------------
                             Total Liabilities                                       341,539,340

                                                                        Net Assets   926,553,015
                          -------------------------------------------------------- -------------
Composition of Net Assets Paid-in capital                                            999,212,195
                          Overdistributed net investment income                       (3,828,285)
                          Accumulated net realized loss                              (81,629,264)
                          Net unrealized appreciation on:
                            Investments                                               12,740,286
                            Futures contracts                                             58,083
                                                                                   -------------
                                                                        Net Assets   926,553,015
                          -------------------------------------------------------- -------------
                  Class A Net assets                                                 797,728,032
                          Shares outstanding                                          74,887,072
                          Net asset value per share                                     10.65(a)
                          Maximum offering price per share ($10.65/0.9525)              11.18(b)
                          -------------------------------------------------------- -------------
                  Class B Net assets                                                  80,331,720
                          Shares outstanding                                           7,541,282
                          Net asset value and offering price per share                  10.65(a)
                          -------------------------------------------------------- -------------
                  Class C Net assets                                                   9,672,438
                          Shares outstanding                                             908,004
                          Net asset value and offering price per share                  10.65(a)
                          -------------------------------------------------------- -------------
                  Class Z Net assets                                                  38,820,825
                          Shares outstanding                                           3,644,475
                          Net asset value, offering and redemption price per share         10.65

                                (a)Redemption price per share is equal to net
                                   asset value less any applicable contingent deferred sales charge.
                                (b)On sales of $50,000 or more the offering
                                   price is reduced.

                                See Accompanying Notes to Financial Statements.

 STATEMENT OF OPERATIONS
                                                        -----------------------
 For the Six Months Ended February 28, 2005 (Unaudited)       Columbia Federal
                                                               Securities Fund

                                                                                                                ($)
--------------------------------------- -------------------------------------------------------------- -----------
                      Investment Income Interest                                                        16,874,764
                                        Dollar roll fee income                                           7,193,512
                                                                                                       -----------
                                          Total Investment Income                                       24,068,276
                                        -------------------------------------------------------------- -----------
                               Expenses Investment advisory fee                                          2,564,235
                                        Distribution fee:
                                          Class B                                                          330,672
                                          Class C                                                           37,870
                                        Service fee:
                                          Class A                                                        1,026,532
                                          Class B                                                          110,224
                                          Class C                                                           12,631
                                        Transfer agent fee                                               1,047,642
                                        Pricing and bookkeeping fees                                       216,095
                                        Trustees' fees                                                      15,219
                                        Custody fee                                                         96,421
                                        Non-recurring costs (See Note 7)                                     8,151
                                        Other expenses                                                     175,286
                                                                                                       -----------
                                          Total Expenses                                                 5,640,978
                                        Fees waived by Distributor - Class C                                (7,555)
                                        Non-recurring costs assumed by Investment Advisor (See Note 7)      (8,151)
                                                                                                       -----------
                                          Net Expenses                                                   5,625,272
                                                                                                       -----------
                                        Net Investment Income                                           18,443,004
                                        -------------------------------------------------------------- -----------
Net Realized and Unrealized Gain (Loss) Net realized gain on:
   on Investments and Futures Contracts   Investments                                                    2,110,424
                                          Futures contracts                                                154,523
                                                                                                       -----------
                                           Net realized gain                                             2,264,947
                                        Net change in unrealized appreciation (depreciation) on:
                                          Investments                                                  (10,384,773)
                                          Futures contracts                                                 43,234
                                                                                                       -----------
                                           Net change in unrealized appreciation (depreciation)        (10,341,539)
                                                                                                       -----------
                                        Net Loss                                                        (8,076,592)
                                                                                                       -----------
                                        Net Increase in Net Assets from Operations                      10,366,412

See Accompanying Notes to Financial Statements.

           STATEMENT OF CHANGES IN NET ASSETS
                                              -----------------------
                                                    Columbia Federal
                                                     Securities Fund


                                                                                         (Unaudited)
                                                                                       Six Months Ended   Year Ended
                                                                                         February 28,     August 31,
Increase (Decrease) in Net Assets:                                                         2005 ($)        2004 ($)
-------------------------------------- ----------------------------------------------  ---------------- -------------
                            Operations Net investment income                                 18,443,004    43,206,168
                                       Net realized gain on investments and futures
                                        contracts                                             2,264,947     9,786,629
                                       Net change in unrealized appreciation
                                        (depreciation) on investments and futures
                                        contracts                                          (10,341,539)     4,361,781
                                                                                       ---------------- -------------
                                       Net Increase from Operations                          10,366,412    57,354,578
                                       ----------------------------------------------  ---------------- -------------
Distributions Declared to Shareholders From net investment income:
                                         Class A                                           (16,730,476)   (36,355,479)
                                         Class B                                            (1,462,590)    (3,712,264)
                                         Class C                                              (175,491)      (473,222)
                                         Class Z                                              (709,988)      (904,995)
                                                                                       ---------------- -------------
                                       Total Distributions Declared to Shareholders        (19,078,545)   (41,445,960)
                                       ----------------------------------------------  ---------------- -------------
                    Share Transactions Class A:
                                         Subscriptions                                        5,617,530    20,405,764
                                         Distributions reinvested                            10,768,857    22,652,506
                                         Redemptions                                       (64,929,078)  (207,028,823)
                                                                                       ---------------- -------------
                                          Net Decrease                                     (48,542,691)  (163,970,553)
                                       Class B:
                                         Subscriptions                                        1,829,618     7,676,112
                                         Distributions reinvested                             1,118,042     2,762,561
                                         Redemptions                                       (18,368,507)   (59,620,856)
                                                                                       ---------------- -------------
                                          Net Decrease                                     (15,420,847)   (49,182,183)
                                       Class C:
                                         Subscriptions                                          537,714     1,554,912
                                         Distributions reinvested                               133,104       351,554
                                         Redemptions                                        (1,535,609)   (10,433,423)
                                                                                       ---------------- -------------
                                          Net Decrease                                        (864,791)    (8,526,957)
                                       Class Z:
                                         Subscriptions                                       15,485,487    31,693,621
                                         Distributions reinvested                               705,938       899,443
                                         Redemptions                                        (6,903,317)   (12,868,287)
                                                                                       ---------------- -------------
                                          Net Increase                                        9,288,108    19,724,777
                                                                                       ---------------- -------------
                                       Net Decrease from Share Transactions                (55,540,221)  (201,954,916)
                                                                                       ---------------- -------------
                                          Total Decrease in Net Assets                     (64,252,354)  (186,046,298)
                                       ----------------------------------------------  ---------------- -------------
                            Net Assets Beginning of period                                  990,805,369 1,176,851,667
                                         End of period (including overdistributed net
                                          investment income of $(3,828,285) and
                                          $(3,192,744), respectively)                       926,553,015   990,805,369

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund

                                                           (Unaudited)
                                                         Six Months Ended  Year Ended
                                                           February 28,    August 31,
                                                               2005           2004
----------------- -------------------------------------  ---------------- -----------
Changes in Shares Class A:
                    Subscriptions                                 522,992   1,908,313
                    Issued for distributions reinvested         1,004,298   2,115,597
                    Redemptions                               (6,045,748) (19,391,331)
                                                         ---------------- -----------
                     Net Decrease                             (4,518,458) (15,367,421)
                  Class B:
                    Subscriptions                                 170,280     720,038
                    Issued for distributions reinvested           104,264     257,915
                    Redemptions                               (1,710,513)  (5,579,792)
                                                         ---------------- -----------
                     Net Decrease                             (1,435,969)  (4,601,839)
                  Class C:
                    Subscriptions                                  50,027     145,777
                    Issued for distributions reinvested            12,414      32,806
                    Redemptions                                 (143,029)    (976,985)
                                                         ---------------- -----------
                     Net Decrease                                (80,588)    (798,402)
                  Class Z:
                    Subscriptions                               1,444,040   2,963,771
                    Issued for distributions reinvested            65,844      84,114
                    Redemptions                                 (641,301)  (1,202,169)
                                                         ---------------- -----------
                     Net Increase                                 868,583   1,845,716

See Accompanying Notes to Financial Statements.

             NOTES TO FINANCIAL STATEMENTS
                                           -----------------------
             February 28, 2005 (Unaudited)       Columbia Federal
                                                  Securities Fund

Note 1. Organization

Columbia Federal Securities Fund (the "Fund"), a series of Columbia Funds Trust III (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks as high a level of current income and total return as is consistent with prudent risk.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the

--------------------------------------------------------------------------------
             February 28, 2005 (Unaudited)       Columbia Federal
                                                  Securities Fund

temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of investments from its portfolio with an agreement by the Fund to repurchase similar, but not identical, securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payment on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party. The Fund identifies U.S. Government securities or other liquid high grade debt obligations in an amount equal to the mortgage dollar roll transactions.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

--------------------------------------------------------------------------------
             February 28, 2005 (Unaudited)       Columbia Federal
                                                  Securities Fund


Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2004 was as follows:

                    Distributions paid from: August 31, 2004
                    ----------------------------------------
                    Ordinary Income              $41,445,960
                    ----------------------------------------

Unrealized appreciation and depreciation at February 28, 2005, based on cost of investments for federal income tax purposes was:

                    Unrealized appreciation     $18,481,659
                    Unrealized depreciation      (8,918,841)
                                                -----------
                    Net unrealized appreciation $ 9,562,818
                    ----------------------------------------

The following capital loss carryforwards, determined as of August 31, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                             Year of   Capital Loss
                            Expiration Carryforward
                            -----------------------
                            2006        $   287,185
                            -----------------------
                            2007         11,858,635
                            -----------------------
                            2008         39,647,571
                            -----------------------
                            2009         29,849,094
                            -----------------------
                                        $81,642,485
                            -----------------------

Of the capital loss carryforwards attributable to the Fund, $27,762,365 ($287,185 expiring 08/31/06, $11,858,635 expiring 08/31/07, and $15,616,545 expiring 08/31/08) remain from the Liberty Intermediate Government Fund's merger with the Fund.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, Inc. ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

                    Average Daily Net Assets Annual Fee Rate
                    ----------------------------------------
                       First $500 million         0.53%
                    ----------------------------------------
                       Next $500 million          0.48%
                    ----------------------------------------
                       Next $500 million          0.45%
                    ----------------------------------------
                       Next $1.5 billion          0.42%
                    ----------------------------------------
                       Over $3 billion            0.40%
                    ----------------------------------------

Prior to November 1, 2004, Columbia received a monthly investment advisory fee based on the Fund's average daily net assets as follows:

                    Average Daily Net Assets Annual Fee Rate
                    ----------------------------------------
                        First $1 billion          0.60%
                    ----------------------------------------
                        Next $1 billion           0.55%
                    ----------------------------------------
                        Next $1 billion           0.50%
                    ----------------------------------------
                        Over $3 billion           0.40%
                    ----------------------------------------

For the six months ended February 28, 2005, the Fund's annualized effective investment advisory fee rate was 0.54%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank Corporation ("State Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the six months ended February 28, 2005, the Fund's annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.045%.

Transfer Agent Fees

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund and has subcontracted with Boston

--------------------------------------------------------------------------------
             February 28, 2005 (Unaudited)       Columbia Federal
                                                  Securities Fund

Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $34.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended February 28, 2005, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.22%.

Underwriting Discounts, Service and Distribution Fees

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. For the six months ended February 28, 2005, the Distributor has retained net underwriting discounts of $9,625 on sales of the Fund's Class A shares and received CDSC fees of $458, $149,640 and $668 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six months ended February 28, 2005, there were no such credits.

Fees Paid to Officers and Trustees

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. Effective August 23, 2004, the Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended February 28, 2005, the Fund paid $1,221 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended February 28, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $455,485,043 and $472,081,621, respectively, of which $455,485,043 and $470,568,911, were
U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended February 28, 2005, the Fund did not borrow under this arrangement.

--------------------------------------------------------------------------------
             February 28, 2005 (Unaudited)       Columbia Federal
                                                  Securities Fund


Note 7. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Columbia and Columbia Funds Distributor, Inc. (collectively the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors LLC to reduce certain Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or Bank of America (and affiliated entities). More than 300 cases (including those filed against entities unaffiliated with the funds, their Boards and/or FleetBoston and its affiliated entities) have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland. Recently, certain Columbia funds and affiliated entities have been named as defendants in several direct and derivative actions under various sections of the Investment Company Act of 1940, as amended, alleging, among other things, that the fees and expenses paid by those funds are excessive.

On January 11, 2005 a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

On March 2, 2005, four civil revenue sharing actions alleging, among other things, that various mutual funds advised by Columbia Management and certain other affiliates inappropriately used fund assets to pay brokers to promote the funds by directing fund brokerage transactions to such brokers and did not fully disclose such arrangements to shareholders, and charged excessive 12b-1 fees, were consolidated into a single action in the United States District Court for Massachusetts (In re Columbia Entities Litigation, Civil Action No. 04-11704-REK). The consolidated complaint has not yet been filed.

--------------------------------------------------------------------------------
             February 28, 2005 (Unaudited)       Columbia Federal
                                                  Securities Fund


The funds and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the funds.

For the six months ended February 28, 2005, Columbia has assumed $8,151 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

                  FINANCIAL HIGHLIGHTS
                                       -----------------------
                                             Columbia Federal
                                              Securities Fund

Selected data for a share outstanding throughout each period is as follows:


                                                         (Unaudited)
                                                       Six Months Ended
                                                         February 28,                       Year Ended August 31,
                                                             2005       --------------------------------------------------
Class A Shares                                         ----------------    2004        2003          2002         2001
--------------------------------------------------------                ---------------------------------------------------
Net Asset Value, Beginning of Period                         $10.75       $10.60        $10.88    $10.61         $10.02
---------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
Net investment income                                          0.21(a)      0.44(a)       0.41      0.51(a)(b)     0.60(a)
Net realized and unrealized gain (loss) on investments
 and futures contracts                                        (0.09)        0.13         (0.24)     0.32(b)        0.58
                                                           --------     --------    ----------  --------       --------
Total from Investment Operations                               0.12         0.57          0.17      0.83           1.18
---------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                    (0.22)       (0.42)        (0.45)    (0.56)         (0.59)
In excess of net investment income                               --           --            --        --             --
Return of capital                                                --           --            --        --             --
                                                           --------     --------    ----------  --------       --------
Total Distributions Declared to Shareholders                  (0.22)       (0.42)        (0.45)    (0.56)         (0.59)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.65       $10.75        $10.60    $10.88         $10.61
Total return (d)                                              1.09%(e)     5.49%         1.52%     8.05%         12.12%
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)                                                  1.11%(g)     1.16%         1.25%     1.21%          1.15%
Net investment income (f)                                     3.94%(g)     4.11%         3.30%     4.77%(b)       5.82%
Portfolio turnover rate                                         75%(e)       93%           61%       94%           229%
Net assets, end of period (000's)                          $797,728     $853,801    $1,004,181  $567,270       $577,809
---------------------------------------------------------------------------------------------------------------------------



                                                       ---------
Class A Shares                                            2000
------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.14
------------------------------------------------------------------
Income From Investment Operations:
Net investment income                                      0.74(c)
Net realized and unrealized gain (loss) on investments
 and futures contracts                                    (0.14)
                                                       --------
Total from Investment Operations                           0.60
------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                (0.68)
In excess of net investment income                        (0.03)
Return of capital                                         (0.01)
                                                       --------
Total Distributions Declared to Shareholders              (0.72)
------------------------------------------------------------------
Net Asset Value, End of Period                           $10.02
Total return (d)                                          6.23%
------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)                                              1.17%
Net investment income (f)                                 6.87%
Portfolio turnover rate                                     96%
Net assets, end of period (000's)                      $582,535
------------------------------------------------------------------

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.95% to 4.77%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund

Selected data for a share outstanding throughout each period is as follows:


                                                         (Unaudited)
                                                       Six Months Ended
                                                         February 28,                    Year Ended August 31,
                                                             2005       -----------------------------------------------------
Class B Shares                                         ----------------    2004      2003        2002         2001       2000
--------------------------------------------------------                --------------------------------------------------------
Net Asset Value, Beginning of Period                        $10.75       $10.60      $10.88   $10.61        $10.02     $10.14
--------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
Net investment income                                         0.17(a)      0.36(a)     0.31     0.43(a)(b)    0.52(a)    0.67(c)
Net realized and unrealized gain (loss) on investments
 and futures contracts                                       (0.09)        0.13       (0.22)    0.32(b)       0.59      (0.14)
                                                           -------      -------    --------  -------       -------    -------
Total from Investment Operations                              0.08         0.49        0.09     0.75          1.11       0.53
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                   (0.18)       (0.34)      (0.37)   (0.48)        (0.52)     (0.61)
In excess of net investment income                              --           --          --       --            --      (0.03)
Return of capital                                               --           --          --       --            --      (0.01)
                                                           -------      -------    --------  -------       -------    -------
Total Distributions Declared to Shareholders                 (0.18)       (0.34)      (0.37)   (0.48)        (0.52)     (0.65)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $10.65       $10.75      $10.60   $10.88        $10.61     $10.02
Total return (d)                                             0.72%(e)     4.71%       0.76%    7.25%        11.32%      5.44%
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)                                                 1.86%(g)     1.91%       2.00%    1.96%         1.90%      1.92%
Net investment income (f)                                    3.19%(g)     3.41%       2.56%    4.02%(b)      5.07%      6.12%
Portfolio turnover rate                                        75%(e)       93%         61%      94%          229%        96%
Net assets, end of period (000's)                          $80,332      $96,527    $143,880  $82,701       $55,365    $53,765
--------------------------------------------------------------------------------------------------------------------------------

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.20% to 4.02%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund

Selected data for a share outstanding throughout each period is as follows:

                                                         (Unaudited)
                                                       Six Months Ended
                                                         February 28,                   Year Ended August 31,
                                                             2005       --------------------------------------------------
Class C Shares                                         ----------------    2004      2003       2002        2001      2000
--------------------------------------------------------                -----------------------------------------------------
Net Asset Value, Beginning of Period                        $10.75       $10.60     $10.88   $10.61       $10.02    $10.14
-----------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
Net investment income                                         0.18(a)      0.38(a)    0.32     0.44(a)(b)   0.54(a)   0.68(c)
Net realized and unrealized gain (loss) on investments
 and futures contracts                                       (0.09)        0.13      (0.22)    0.32(b)      0.58     (0.14)
                                                            ------      -------    -------  -------       ------    ------
Total from Investment Operations                              0.09         0.51       0.10     0.76         1.12      0.54
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                   (0.19)       (0.36)     (0.38)   (0.49)       (0.53)    (0.62)
In excess of net investment income                              --           --         --       --           --     (0.03)
Return of capital                                               --           --         --       --           --     (0.01)
                                                            ------      -------    -------  -------       ------    ------
Total Distributions Declared to Shareholders                 (0.19)       (0.36)     (0.38)   (0.49)       (0.53)    (0.66)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $10.65       $10.75     $10.60   $10.88       $10.61    $10.02
Total return (d)(e)                                          0.79%(f)     4.86%      0.91%    7.41%       11.47%     5.60%
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)                                                 1.71%(h)     1.76%      1.85%    1.81%        1.75%     1.77%
Net investment income (g)                                    3.34%(h)     3.60%      2.76%    4.17%(b)     5.22%     6.27%
Waiver/reimbursement                                         0.15%(h)     0.15%      0.15%    0.15%        0.15%     0.15%
Portfolio turnover rate                                        75%(f)       93%        61%      94%         229%       96%
Net assets, end of period (000's)                           $9,672      $10,630    $18,934  $10,686       $6,347    $3,519
-----------------------------------------------------------------------------------------------------------------------------



(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.35% to 4.17%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund

Selected data for a share outstanding throughout each period is as follows:


                                                         (Unaudited)
                                                       Six Months Ended
                                                         February 28,                  Year Ended August 31,
                                                             2005       ------------------------------------------------
Class Z Shares                                         ----------------    2004     2003       2002       2001      2000
--------------------------------------------------------                ---------------------------------------------------
Net Asset Value, Beginning of Period                        $10.75       $10.60    $10.88  $10.61       $10.02    $10.14
---------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
Net investment income                                         0.22(a)      0.46(a)   0.40    0.54(a)(b)   0.63(a)   0.77(c)
Net realized and unrealized gain (loss) on investments
 and futures contracts                                       (0.09)        0.14     (0.20)   0.31(b)      0.58     (0.14)
                                                           -------      -------    ------  ------       ------    ------
Total from Investment Operations                              0.13         0.60      0.20    0.85         1.21      0.63
---------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                   (0.23)       (0.45)    (0.48)  (0.58)       (0.62)    (0.71)
In excess of net investment income                              --           --        --      --           --     (0.03)
Return of capital                                               --           --        --      --           --     (0.01)
                                                           -------      -------    ------  ------       ------    ------
Total Distributions Declared to Shareholders                 (0.23)       (0.45)    (0.48)  (0.58)       (0.62)    (0.75)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $10.65       $10.75    $10.60  $10.88       $10.61    $10.02
Total return (d)                                             1.21%(e)     5.75%     1.77%   8.32%       12.39%     6.50%
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)                                                 0.86%(g)     0.91%     1.00%   0.96%        0.90%     0.92%
Net investment income (f)                                    4.19%(g)     4.30%     3.47%   5.02%(b)     6.07%     7.12%
Portfolio turnover rate                                        75%(e)       93%       61%     94%         229%       96%
Net assets, end of period (000's)                          $38,821      $29,848    $9,857    $657          $13        $1
---------------------------------------------------------------------------------------------------------------------------

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.20% to 5.02%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.

                     COLUMBIA FUNDS
                                    -----------------------
                                          Columbia Federal
                                           Securities Fund


---------------------  ---------------------------------------------------------------------------
        Large Growth   Columbia Growth Stock
                       Columbia Large Cap Growth
                       Columbia Tax-Managed Growth
                       Columbia Tax-Managed Growth II*
                       Columbia Young Investor
                       ---------------------------------------------------------------------------
         Large Value   Columbia Disciplined Value
                       Columbia Growth & Income
                       Columbia Large Cap Core
                       Columbia Tax-Managed Value*
                       ---------------------------------------------------------------------------
       Midcap Growth   Columbia Acorn Select
                       Columbia Mid Cap Growth
                       Columbia Tax-Managed Aggressive Growth
                       ---------------------------------------------------------------------------
        Midcap Value   Columbia Dividend Income
                       Columbia Mid Cap Value*
                       Columbia Strategic Investor
                       ---------------------------------------------------------------------------
        Small Growth   Columbia Acorn
                       Columbia Acorn USA
                       Columbia Small Company Equity
                       ---------------------------------------------------------------------------
         Small Value   Columbia Small Cap
                       Columbia Small Cap Value
                       ---------------------------------------------------------------------------
            Balanced   Columbia Asset Allocation
                       Columbia Balanced
                       Columbia Liberty Fund
                       ---------------------------------------------------------------------------
           Specialty   Columbia Real Estate Equity
                       Columbia Technology
                       Columbia Utilities
                       ---------------------------------------------------------------------------
Taxable Fixed-Income   Columbia Corporate Bond
                       Columbia Federal Securities
                       Columbia Fixed Income Securities
                       Columbia High Yield
                       Columbia High Yield Opportunities
                       Columbia Income*
                       Columbia Intermediate Bond
                       Columbia Intermediate Government Income*
                       Columbia Quality Plus Bond
                       Columbia Short Term Bond*
                       Columbia Strategic Income
                       ---------------------------------------------------------------------------
          Tax Exempt   Columbia High Yield Municipal
                       Columbia Intermediate Tax-Exempt Bond
                       Columbia Managed Municipals*
                       Columbia National Municipal Bond**
                       Columbia Tax-Exempt
                       Columbia Tax-Exempt Insured

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund

                          ---------------------------------------------------------------------------
Single State Tax Exempt   Columbia California Tax-Exempt
                          Columbia Connecticut Intermediate Municipal Bond
                          Columbia Connecticut Tax-Exempt
                          Columbia Florida Intermediate Municipal Bond*
                          Columbia Massachusetts Intermediate Municipal Bond
                          Columbia Massachusetts Tax-Exempt
                          Columbia New Jersey Intermediate Municipal Bond
                          Columbia New York Intermediate Municipal Bond
                          Columbia New York Tax-Exempt
                          Columbia Oregon Municipal Bond
                          Columbia Pennsylvania Intermediate Municipal Bond*
                          Columbia Rhode Island Intermediate Municipal Bond
                          ---------------------------------------------------------------------------
           Money Market   Columbia Money Market
                          Columbia Municipal Money Market
                          ---------------------------------------------------------------------------
   International/Global   Columbia Acorn International
                          Columbia Acorn International Select
                          Columbia Global Equity
                          Columbia International Stock
                          Columbia Newport Greater China
                          Columbia Newport Tiger*
                          ---------------------------------------------------------------------------
                  Index   Columbia Large Company Index*
                          Columbia Small Company Index*
                          Columbia U.S. Treasury Index*

                                  *The fund will be closed to new investments
                                   after the close of business on April 29, 2005. The fund's trustees have approved the merger, which is scheduled to occur during September and October, pending shareholder approval
                                 **The fund will be closed to new investments
                                   after the close of business on April 29, 2005. The fund's trustees have approved the liquidation, which is scheduled to occur during September, pending shareholder approval

                                   Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.


                                   For complete product information on any
                                   Columbia fund, visit our website at
                                   www.columbiafunds.com.
                                   Columbia Management Group and Columbia
                                   Management refer collectively to the various investment advisory subsidiaries of Columbia Management Group, including Columbia Management Advisors, Inc., the registered investment advisor, and Columbia Funds Distributor, Inc.

        IMPORTANT INFORMATION ABOUT THIS REPORT
                                                -----------------------
                                                      Columbia Federal
                                                       Securities Fund

Transfer Agent
Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor
Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110
The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Federal Securities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the fund's proxy voting policies and procedures is available
(i) on the fund's website, www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

[GRAPHIC APPEARS HERE]          Help your fund reduce printing and postage
                                costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia
                                Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

                                Please note - if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia Federal Securities Fund Semiannual Report,                   PRSRT STD
             February 28, 2005                                      U.S. Postage
                                                                        PAID
                                                                   Holliston, MA
                                                                   Permit NO. 20

Columbia Management(R)

(C)2005 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com
                                               760-03/727 U-0205 (04/05) 05/5133

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

    (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

    (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                    Columbia Funds Trust III

By (Signature and Title)        /S/ Christopher L. Wilson
                                --------------------------------
                                Christopher L. Wilson, President

Date                            April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /S/ Christopher L. Wilson
                                --------------------------------
                                Christopher L. Wilson, President

Date                            April 27, 2005

By (Signature and Title)        /S/ J. Kevin Connaughton
                                --------------------------------
                                J. Kevin Connaughton, Treasurer

Date                            April 27, 2005